NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 07, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest expense on convertible notes				$ 1,896,714	$ 7,276,092
Amortization of discount		$ 513,201
Unamortized discount (Premium), Net					$ 27,167
Short-term merger financing, net				$ 5,092,083
Short Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,000,000
Maturity due	90 days
Interest rate (in percent)	9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	90.00%
Long-Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 7,971,000
Maturity due	24 months
Interest rate (in percent)	13.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Sellers note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle on convertible notes (in shares)			31,035		34,931,855
Shares transferred by related party for conversion (in shares)			6,133		6,133
Short term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal amount			$ 359,896		$ 5,000,000
Interest amount			7,530		366,979
Principal balance			$ 4,640,104
Shares transferred by related party for conversion (in shares)			92,083
Interest expense on convertible notes			$ 158,333		366,978
Pay for accrued interest					92,083
Accrued interest net			150,803
Unamortized discount (Premium), Net			0
long term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 7,971,000
Maturity due	24 months
Interest rate (in percent)	13.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%
Principal amount					6,995,624
Interest amount					937,773
Principal balance			$ 7,971,197		975,573
Shares transferred by related party for conversion (in shares)			259,058
Interest expense on convertible notes			$ 259,063		969,473
Amortization of discount			99,890		594,370
Pay for accrued interest					98,483
Accrued interest net			259,064		31,706
Unamortized discount (Premium), Net			$ 521,646		27,167
Long-term merger financing, net					980,112
Merger financing
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal amount					1,439,586
Interest amount					$ 256,091